Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Apr. 01, 2015
Cash and cash equivalents [abstract]
Cash and deposits	¥ 1,691,645	¥ 1,528,861
Cash equivalents	564,843	577,115
Total	¥ 2,256,488	¥ 2,105,976	¥ 1,757,456	¥ 1,471,730